SALARIES AND SOCIAL SECURITY PAYABLES - Payables (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	$ 397,786	$ 275,864
Termination benefits	37,258	21,781
Total current salaries and security payables	435,044	297,645
Non-current
Termination benefits	59,034	12,455
Total non-current salaries and security payables	59,034	12,455
Total salaries and social security payables	$ 494,078	$ 310,100